SHARE-BASED COMPENSATION EXPENSE	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION EXPENSE

13. SHARE-BASED COMPENSATION EXPENSE

In 2018, the NESR shareholders approved the 2018 Long Term Incentive Plan (the “LTIP”). A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to the Company employees are time-based and vest ratably over a 3-year period.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use time-based restricted stock unit awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Quarter ended
	September 30, 2020		September 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,244,662	$7.72	1,600,200	$10.59
Granted	39,000	$8.46	214,000	$7.60
Vested and issued	(282,332)	$9.98	(250,310)	$10.32
Forfeited	(12,001)	$8.60	(11,000)	$10.36
Unvested at End of Period	1,989,329	$7.41	1,552,890	$10.22

	Year-to-date period ended
	September 30, 2020		September 30, 2019
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	1,502,590	$10.25	725,200	$10.94
Granted	1,119,905	$5.16	1,184,000	$9.86
Vested and issued	(590,264)	$10.18	(250,310)	$10.32
Forfeited	(43,002)	$9.74	(106,000)	$10.87
Unvested at End of Period	1,989,329	$7.41	1,552,890	$10.22

At September 30, 2020 and December 31, 2019, the Company had unrecognized compensation expense of $11.2 million and $11.7 million, respectively, related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 1.76 years and 2.0 years, respectively. Share-based compensation expense has been recorded in the Condensed Consolidated Interim Statement of Operations as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Cost of Services	$938	$758	$2,604	$1,814
Selling, general and administrative expenses	1,141	1,187	3,237	2,243
Net cost	$2,079	$1,945	$5,841	$4,057